ACCOUNTING POLICIES - (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Summary Of Significant Accounting Policies Abstract
Impairment loss	$ 0
Expense recognized	$ 0